Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value

Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2016	0	$0.00
Granted	1,442,533	$13.29
Vested	(39,200)	$13.29
Cancelled	(29,400)	$13.29

Unvested balance at December 31, 2017	1,373,933	$13.29
Granted	315,825	$16.68
Vested	(261,507)	$14.07
Cancelled	(376,837)	$13.30

Unvested balance at December 31, 2018	1,051,414	$14.11

Summary of Vesting Details

The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017	2018
Weighted-Average fair values of stock options granted	$1.11	$4.00	$9.09
Assumptions:
Risk-free interest rate	1.41%	1.96%	2.45% - 2.89%
Share entitlement per options	1	1	1
Exercise price	$3.59	$13.29	$14.24 - $23.39
Grant date share fair value	$3.59	$13.29	$14.24 - $23.39
Expected volatility	30%	25%	40.86% - 57.22%
Expected term (in years)	5.74	6.57	5.57 - 10.01
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Summary of Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model

The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017
Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€

Grant date share fair value	16.42€ - 22.48€	24.95€

Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6.00	6.00
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Equity awards [member]
Summary of Vesting Details

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017	2018

Weighted-Average fair values of stock options granted	10.53€	14.30€	8.89€
Assumptions:
Risk-free interest rate	0.00% - 0.03%	0.03%	0.13%
Share entitlement per options	1	1	1
Exercise price	17.90€ - 22.44€	22.57€	24.80€
Grant date share fair value	16.42€ - 22.48€	24.01€	17.78€
Expected volatility	62.8% - 63.2%	65.6%	63.3%
Expected term (in years)	6.11 - 6.12	6.12	6.25
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded

Stock options [member]
Summary of Information on Stock Option Activity

Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2016	1,355,680	33.75 €	8,436,255	25.43 €	9.09y
Granted	—	—	1,220,000	22.57 €
Exercised	—	—	(31,873)	20.40 €
Forfeited or Expired	—	—	(291,778)	22.19 €
Balance as of December 31, 2017	3,822,772	28.02 €	9,332,604	25.17 €	8.31y
Granted	—	—	100,000	24.80 €
Exercised	—	—	(319,568)	19.72 €
Forfeited or Expired	—	—	(174,930)	23.68 €
Balance as of December 31, 2018	5,644,044	27.47 €	8,938,106	25.39 €	7.32y

Warrants [member]
Summary of Information on Stock Option Activity

Information on warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2016	315,928	23.00 €	1,027,261	25.91 €	7.78y
Granted	—	—	240,000	24.34 €
Exercised	—	—	(126,179)	13.75 €
Forfeited or Expired	—	—	(40,113)	18.67 €

Balance as of December 31, 2017	469,436	28.80 €	1,100,969	27.23 €	8.20y
Granted	—	—	0	0.00 €
Exercised	—	—	(1,867)	6.16 €
Forfeited or Expired	—	—	(180,175)	29.95 €

Balance as of December 31, 2018	687,252	27.74 €	918,927	26.74 €	7.22y

S A free shares [member]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2016	492,550	27.16 €
Granted	0	0.00 €
Vested	(466,950)	27.11 €
Cancelled	(10,000)	28.17 €

Unvested balance at December 31, 2017	15,600	28.17 €
Granted	43,000	17.78 €
Vested	0	0.00 €
Cancelled	0	0.00 €

Unvested balance at December 31, 2018	58,600	20.55 €

Stock options [member] | Calyxt Inc. [member]
Summary of Information on Stock Option Activity

Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2016	0	$0.00	1,931,248	$4.45	9.10y
Granted	—	—	2,104,999	$13.29
Exercised	—	—	(68,780)	$4.03
Forfeited or Expired	—	—	(84,035)	$8.48

Balance as of December 31, 2017	1,244,968	$5.20	3,883,432	$9.16	8.84y
Granted	—	—	554,243	$16.69
Exercised	—	—	(592,342)	$4.43
Forfeited or Expired	—	—	(643,446)	$12.52

Balance as of December 31, 2018	1,278,038	$7.45	3,201,887	$10.67	8.17y